10. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10. RELATED PARTY TRANSACTIONS

The following table sets forth the components of the Company’s related party liabilities on September 30, 2020, and December 31, 2019.

	September 30, 2020	December 31, 2019
Accounts payable and accrued payroll-related party(a)	$644,024	$582,096
Accrued expense - related party (b)	1,049,307	606,356
Total accounts payable and accrued liabilities	$1,693,331	$1,188,452

(a)	Accounts payable and accrued payroll-related parties as of September 30, 2020, is comprised of the following: Interest-free loans of $295,000 from directors and officers and accrued salaries for officers and employees of $349,024.

(b)	Accrued expense related parties of $1,049,307 is comprised of accrued bonuses and fees due to current and former directors and officers of the Company. As of September 30, 2020, there was $150,000 included with the $899,307 amount due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.

From April 1, 2018 through March 2019, the Company’s principal place of business was located at 2 Park Plaza, Suite 1200 – B. Irvine, CA 92614. This space was provided to the Company on a twelve-month term by a company of which Mr. Nicosia, one of the Company’s directors, serves as the President and CEO. The monthly rent at that location was $1,000; however, as of the date of this report, the Company has not made any rent payments and continues to accrue those amounts as accounts payable.

Effective on March 1, 2019, the Company changed its principal place of business to Suite 206, 1180 Sunset Drive, Kelowna, BC, Canada Z1Y 9W6, which the Company has rented pursuant to an oral sublease from PLC International Investments Inc, a company owned and controlled by Dominic Colvin, the Company’s current CEO, President and a director. This location consists of approximately 500 sq. feet. The Company paid a monthly rent of $1,500 (CAD).

Effective March 22, 2019, the Company changed its principal place of business and leases three offices at 3600 888 3 St SW, Calgary, Alberta, Canada, T2P 5C5. The lease may be terminated by either party on 30 days’ notice. Rent is $4,000 CAD per month. This space was provided by a company to which, Mr. Orman, one of the Company’s directors, serves as a Director.

See Note 16, Subsequent Events, below, for additional related party transactions.

NOTE 10.	RELATED PARTY TRANSACTIONS

The following table sets forth the components of the Company’s related party liabilities on December 31, 2019, and December 31, 2018.

	December 31, 2019	December 31, 2018

Accounts payable and accrued payroll, related party(a)	$582,096	$28,758
Accrued expense - related party(b)	606,356	150,000
Total accounts payable and accrued liabilities	$1,188,452	$178,758

(a)	Accounts payable and accrued payroll-related parties as of December 31, 2019, is comprised of the following:

Interest-free loans of $75,000 and $250,000 from James Samuelson, a director and the Company’s CEO and a director, respectively, amounting to a total of $325,000, accrued salaries for officers and employees of $154,291, and $102,805 of accounts payable due to officers and employees.

(b) Accrued expense related parties of $606,356 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 30, 2019, and December 31, 2018, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.

From April 1, 2018 through March 2019, the Company’s principal place of business was located at 2 Park Plaza, Suite 1200 – B. Irvine, CA 92614. This space was provided to the Company on a twelve-month term by a company of which Mr. Nicosia, one of the Company’s directors, serves of the President and CEO. The monthly rent at that location was $1,000, however, as of the date of this report, the Company has not made any rent payments and continues to accrue those amounts as accounts payable.

Effective on March 2019, the Company changed its principal place of business to Suite 206 1180 Sunset Drive, Kelowna, BC, Canada Z1Y 9W6, which the Company has rented pursuant to an oral sublease from PLC International Investments Inc, a company owned and controlled by Dominic Colvin, the Company’s current CEO, President and a director. This location consists of approximately 500 sq. feet. The Company paid a monthly rent of $1,500 (CAD).

Effective March 22, 2019, the Company changed its principal place of business and leases three offices at 3600 888 3 St SW, Calgary, Alberta, Canada, T2P 5C5. The lease may be terminated by either party on 30 days’ notice. Rent is $4,000 CAD per month. This space was provided by a company to which, Mr. Orman, one of the Company’s directors, serves as a Director.

See Note 16, Subsequent Events, below, for additional related party transactions.